CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
REVENUES
Time charter revenues	$ 35,024	$ 22,785	$ 70,101	$ 44,454
Total revenues	35,024	22,785	70,101	44,454
OPERATING EXPENSES
Vessel operating expenses	(5,628)	(4,252)	(11,805)	(8,034)
Construction contract expenses	(151)	(315)	(151)	(315)
Administrative expenses	(2,465)	(2,395)	(5,222)	(4,700)
Depreciation and amortization	(5,263)	(2,636)	(10,526)	(5,265)
Total operating expenses	(13,507)	(9,598)	(27,704)	(18,314)
Equity in earnings (losses) of joint ventures	1,551	(1,866)	6,360	(8,575)
Operating income (loss)	23,068	11,321	48,757	17,565
FINANCIAL INCOME (EXPENSE), NET
Interest income	113	232	243	505
Interest expense	(7,752)	(6,354)	(15,488)	(12,760)
Gain (loss) on derivative instruments	247	326	910	662
Other items, net	(1,422)	(962)	(2,224)	(2,001)
Total financial income (expense), net	(8,814)	(6,758)	(16,559)	(13,594)
Income (loss) before tax	14,254	4,563	32,198	3,971
Income tax expense	(2,042)	(501)	(3,797)	(949)
Net income (loss)	12,212	4,062	28,401	3,022
Non-controlling interest in net income	2,812	0	5,556	0
Partners’ interest in net income (loss)	$ 9,400	$ 4,062	22,845	$ 3,022
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 11,940
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.28	$ 0.15	$ 0.68	$ 0.11
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 1,511
Earnings per unit
Earnings Per Share (basic and diluted)	0.3	0.16	$ 0.71	0.12
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 9,394
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.3	$ 0.16	$ 0.71	$ 0.12